Fair Value Measurements (Schedule Of OREO Measured And Reported At Fair Value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Real Estate [Roll Forward]
Beginning Balance	$ 8,179	$ 8,470
Acquired	0	0
Disposals	(4,456)	(5,573)
Ending Balance	6,518	8,179
OREO Remeasured At Initial Recognition
Other Real Estate [Roll Forward]
Carrying value of foreclosed assets prior to remeasurement	3,732	5,746
Charge-offs recognized in the allowance for loan losses	0	0
Fair value	3,732	5,746
OREO Remeasured Subsequent To Initial Recognition
Other Real Estate [Roll Forward]
Carrying value of foreclosed assets prior to remeasurement	3,937	1,632
Fair value	3,000	1,168
Write-downs included in other non-interest expense	$ (937)	$ (464)